Commitments and Contingencies Commitments and Contingencies Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Non-Cancelable Operating Leases and Purchase Commitments
Future minimum payments for non-cancelable operating leases and purchase commitments are summarized below:

(in millions)	Operating Leases	Purchase Commitments
Year Ending December 31,
2017	$2,417	$2,011
2018	2,118	977
2019	1,832	841
2020	1,511	704
2021	1,102	626
Thereafter	2,188	960
Total	$11,168	$6,119